UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon, President
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7395
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a)

CornerCap Fundametrics® Large-Cap ETF Ticker:

FUNL

SEMI ANNUAL REPORT TO SHAREHOLDERS

SEPTEMBER 30, 2022

CornerCap Fundametrics® Large-Cap ETF

Expense Example (Unaudited)

September 30, 2022

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

Expenses
Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period(1)

Actual Fund Return	$ 1,000.00	$ 831.10	$ 2.30
Hypothetical 5% Return	1,000.00	1,022.56	2.54

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 183/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

CornerCap Fundametrics® Large-Cap ETF

Allocation of Portfolio Holdings (Unaudited)

September 30, 2022

(Calculated as a percentage of Total Investments)

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited)

September 30, 2022

Security Description	Shares	Value

Common Stocks ― 98.9%
Aerospace/Defense ― 2.4%
General Dynamics Corp.	4,767	$1,011,414
L3Harris Technologies, Inc.	4,123	856,883
Lockheed Martin Corp.	2,502	966,498
Total Aerospace/Defense		2,834,795

Agriculture ― 1.4%
Altria Group, Inc.	21,076	851,049
Philip Morris International, Inc.	10,325	857,078
Total Agriculture		1,708,127

Auto Manufacturers ― 0.9%
Cummins, Inc.	5,193	1,056,828
Total Auto Manufacturers		1,056,828

Banks ― 9.3%
Bank of America Corp.	44,081	1,331,246
Citigroup, Inc.	31,177	1,299,146
Citizens Financial Group, Inc.	25,146	864,016
Fifth Third Bancorp	15,833	506,023
JPMorgan Chase & Co.	17,158	1,793,011
KeyCorp	53,304	853,930
Northern Trust Corp.	10,984	939,791
State Street Corp.	15,907	967,305
Truist Financial Corp.	22,402	975,383
Wells Fargo & Co.	41,315	1,661,689
Total Banks		11,191,540

Beverages ― 0.4%
Coca-Cola Co/The	8,248	462,053
Total Beverages		462,053

Biotechnology ― 3.7%
Amgen, Inc.	4,930	1,111,222
Biogen, Inc. *	5,326	1,422,042
Gilead Sciences, Inc.	15,068	929,545
Horizon Therapeutics Plc *	16,028	991,973
Total Biotechnology		4,454,782

Chemicals ― 2.0%
Dow, Inc.	16,283	715,312
FMC Corp.	8,736	923,395
LyondellBasell Industries NV - Class A	10,494	789,989
Total Chemicals		2,428,696

Commercial Services ― 1.9%
FleetCor Technologies, Inc. *	5,090	896,705
Gartner, Inc. *	1,795	496,659
Global Payments, Inc.	8,618	931,175
Total Commercial Services		2,324,539

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

September 30, 2022

Security Description	Shares	Value

Computers ― 2.2%
Cognizant Technology Solutions Corp. - Class A	15,077	$866,023
Fortinet, Inc. *	20,527	1,008,492
NetApp, Inc.	12,785	790,752
Total Computers		2,665,267

Diversified Financial Services ― 4.2%
Capital One Financial Corp.	9,308	857,918
CME Group, Inc.	5,494	973,152
Discover Financial Services	10,419	947,295
Intercontinental Exchange, Inc.	5,537	500,268
Synchrony Financial	31,246	880,825
Visa, Inc. - Class A	4,989	886,296
Total Diversified Financial Services		5,045,754

Electric ― 5.4%
Ameren Corp.	11,741	945,738
American Electric Power Co., Inc.	10,716	926,398
CenterPoint Energy, Inc.	20,547	579,015
CMS Energy Corp.	7,835	456,310
DTE Energy Co.	4,037	464,457
Edison International	7,952	449,924
Emerson Electric Co.	12,126	887,866
Exelon Corp.	23,675	886,865
NextEra Energy, Inc.	12,075	946,801
Total Electric		6,543,374

Food ― 4.0%
Albertsons Cos, Inc.	39,231	975,283
Campbell Soup Co.	10,703	504,325
Conagra Brands, Inc.	30,374	991,104
Kraft Heinz Co/The	30,652	1,022,244
Kroger Co/The	10,123	442,881
Tyson Foods, Inc. - Class A	12,587	829,861
Total Food		4,765,698

Forest Products & Paper ― 0.6%
International Paper Co.	22,420	710,714
Total Forest Products & Paper		710,714

Health Care ― 5.0%
Abbott Laboratories	9,227	892,804
Centene Corp. *	13,606	1,058,683
Humana, Inc.	1,096	531,768
Molina Healthcare, Inc. *	3,953	1,303,858
UnitedHealth Group, Inc.	1,018	514,131
Universal Health Services, Inc. - Class B	7,965	702,354
Waters Corp. *	3,574	963,300
Total Health Care		5,966,898

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

September 30, 2022

Security Description	Shares	Value

Home Builders ― 0.7%
NVR, Inc.*	221	$881,145
Total Home Builders		881,145

Insurance ― 3.8%
Chubb Ltd.	2,805	510,173
Fidelity National Financial, Inc.	25,506	923,317
Hartford Financial Services Group Inc/The	16,060	994,756
Travelers Cos, Inc./The	6,729	1,030,883
Willis Towers Watson Plc	5,243	1,053,529
Total Insurance		4,512,658

Internet ― 5.2%
Alphabet, Inc. - Class A *	19,473	1,862,592
Booking Holdings, Inc. *	513	842,967
eBay, Inc.	21,463	790,053
Expedia Group, Inc. *	10,003	937,181
Meta Platforms, Inc. - Class A *	6,556	889,518
VeriSign, Inc. *	5,468	949,792
Total Internet		6,272,103

Lodging ― 0.4%
Marriott International Inc/MD - Class A	3,660	512,912
Total Lodging		512,912

Machinery ― 1.2%
Dover Corp.	4,136	482,175
Westinghouse Air Brake Technologies Corp.	12,493	1,016,305
Total Machinery		1,498,480

Media ― 2.0%
Comcast Corp. - Class A	51,560	1,512,255
Liberty Broadband Corp. *	12,410	915,858
Total Media		2,428,113

Miscellaneous Manufacturing ― 3.0%
3M Co.	7,619	841,900
General Electric Co.	14,408	891,999
Parker-Hannifin Corp.	3,752	909,147
Textron, Inc.	15,913	927,091
Total Miscellaneous Manufacturing		3,570,137

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

September 30, 2022

Security Description	Shares	Value

Oil and Gas ― 7.7%
APA Corp.	13,127	$448,812
Diamondback Energy, Inc.	8,473	1,020,658
Exxon Mobil Corp.	22,793	1,990,057
Marathon Oil Corp.	40,028	903,832
Marathon Petroleum Corp.	10,980	1,090,643
NiSource, Inc.	18,265	460,095
Occidental Petroleum Corp.	25,608	1,573,612
Schlumberger NV	25,947	931,497
Valero Energy Corp.	8,507	908,973
Total Oil and Gas		9,328,179

Pharmaceuticals ― 8.6%
AbbVie, Inc.	7,188	964,701
Bristol-Myers Squibb Co.	23,641	1,680,639
CVS Health Corp.	15,079	1,438,084
Johnson & Johnson	13,030	2,128,581
Merck & Co., Inc.	22,824	1,965,603
Pfizer, Inc.	31,956	1,398,394
Viatris, Inc.	96,611	823,126
Total Pharmaceuticals		10,399,128

Pipelines ― 0.8%
Kinder Morgan, Inc.	60,554	1,007,619
Total Pipelines		1,007,619

Private Equity ― 0.4%
Blackstone, Inc.	5,077	424,945
Total Private Equity		424,945

Real Estate Investment Trusts (REITs) ― 4.4%
Crown Castle International Corp.	2,988	431,915
Essex Property Trust, Inc.	1,574	381,270
First Industrial Realty Trust, Inc.	9,728	435,912
Host Hotels & Resorts, Inc.	34,399	546,256
Invitation Homes, Inc.	15,185	512,797
Kilroy Realty Corp.	9,279	390,739
Lamar Advertising Co. - Class A	5,399	445,364
Mid-America Apartment Communities, Inc.	3,056	473,894
National Retail Properties, Inc.	12,285	489,680
SBA Communications Corp. - Class A	1,563	444,908
Spirit Realty Capital, Inc.	6,045	218,587
STORE Capital Corp.	18,190	569,893
Total Real Estate Investment Trusts (REITs)		5,341,215

Real Estate Services ― 0.8%
CBRE Group, Inc. - Class A *	13,936	940,819
Total Real Estate Services		940,819

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

September 30, 2022

Security Description	Shares	Value

Retail ― 2.0%
Home Depot Inc/The	1,748	$482,343
Lowe's Cos, Inc.	2,464	462,764
Tractor Supply Co.	2,827	525,483
Walgreens Boots Alliance, Inc.	29,460	925,044
Total Retail		2,395,634

Semiconductors ― 2.4%
Broadcom, Inc.	957	424,918
Micron Technology, Inc.	14,812	742,081
QUALCOMM, Inc.	8,021	906,213
Skyworks Solutions, Inc.	9,946	848,095
Total Semiconductors		2,921,307

Software ― 8.4%
Adobe, Inc. *	5,202	1,431,590
Autodesk, Inc. *	5,837	1,090,352
Cadence Design Systems, Inc. *	2,927	478,360
Electronic Arts, Inc.	7,855	908,902
Fidelity National Information Services, Inc.	10,554	797,566
Microsoft Corp.	3,892	906,447
MSCI, Inc.	2,251	949,449
Oracle Corp.	14,700	897,729
Splunk, Inc. *	5,644	424,429
SS&C Technologies Holdings, Inc.	17,864	853,006
Synopsys, Inc. *	1,501	458,570
VMware, Inc. - Class A	8,577	913,107
Total Software		10,109,507

Telecommunications ― 1.1%
Cisco Systems, Inc.	34,591	1,383,640
Total Telecommunications		1,383,640

Transportation ― 2.6%
CSX Corp.	32,326	861,165
Delta Air Lines, Inc. *	15,557	436,529
FedEx Corp.	6,232	925,265
Norfolk Southern Corp.	4,220	884,723
Total Transportation		3,107,682
Total Common Stocks (Cost ― $133,781,537)		$119,194,288

Short-Term Investment ― 1.0%
First American Government Obligations Fund - Class X - 2.34% (a)	1,167,721	1,167,721
Total Short-Term Investment (Cost ― $1,167,721)		$1,167,721

Total Investments ― 99.9% (Cost ― $134,949,258)		120,362,009
Other Assets in Excess of Liabilities ― 0.1%		107,448
Total Net Assets ― 100.0%		120,469,457

*	Non-income producing security.
(a)	The rate reported is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Statement of Assets and Liabilities (Unaudited)

September 30, 2022

Assets:
Investments in securities at value (cost $134,949,258)	$120,362,009
Cash	4
Receivables:
Fund shares sold	444,823
Dividends and interest	147,657
Total assets	120,954,493

Liabilities:
Payables:
Investment securities purchased	435,663
Due to Investment Adviser	49,373
Total liabilities	485,036

Net Assets	$120,469,457

Components of Net Assets:
Paid-in capital	$135,411,187
Total accumulated loss	(14,941,730)
Net Assets	$120,469,457

Net Assets	$120,469,457
Shares Outstanding (unlimited number of shares authorized, no par value)	4,110,000
Net asset value, offering and redemption price per share	$29.31

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Statement of Operations (Unaudited)

For the Six Months Ended September 30, 2022

Investment Income:
Dividend income (Net of foreign tax of $284)	$1,492,014
Interest income	8,219
Total investment income	1,500,233

Expenses:
Advisory fees	322,035
Total expenses	322,035

Net investment income	1,178,198

Realized and Unrealized Loss on Investments and In-Kind Redemptions
Net realized gain (loss) on:
Investments	(1,791,151)
In-Kind Redemptions	1,287,340
Net realized loss	(503,811)
Net change in unrealized appreciation/depreciation on investments	(23,772,506)
Net realized and unrealized loss on investments and in-kind redemptions	(24,276,317)

Net Decrease in Net Assets Resulting from Operations	$(23,098,119)

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
Operations:
Net investment income	$1,178,198	$1,795,655
Net realized gain (loss) on investments and in-kind redemptions	(503,811)	12,850,851
Net change in unrealized appreciation/depreciation on investments	(23,772,506)	(2,643,837)
Net increase (decrease) in net assets resulting from operations	(23,098,119)	12,002,669

Distributions to shareholders:	—	(1,691,479)
Decrease in net assets from distributions to shareholders	—	(1,691,479)

Capital Transactions:
Proceeds from shares sold	25,912,566	89,216,772
Cost of shares repurchased	(7,718,431)	(70,989,689)
Net increase in net assets from capital transactions	18,194,135	18,227,083
Total Increase (Decrease) in Net Assets	(4,903,984)	28,538,273

Net Assets:
Beginning of period	125,373,441	96,835,168
End of period	$120,469,457	$125,373,441

Capital Share Transactions:
Shares sold	795,000	2,595,000
Shares repurchased	(240,000)	(2,070,000)
Net increase in shares outstanding	555,000	525,000

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Financial Highlights

For a capital share outstanding throughout each period:

	For the Six Months Ended September 30, 2022 (Unaudited)		For the Year Ended March 31, 2022	For the Period Ended March 31, 2021 *
Net Asset Value, Beginning of Period	$35.27		$31.96	$25.00

Income from Investment Operations:
Net investment income (1)	0.30		0.57	0.33
Net realized and unrealized gain on investments	(6.26)		3.28	6.76
Total Gain from Investment Operations	(5.96)		3.85	7.09

Less Distributions:
Net investment income	—		(0.54)	(0.13)
Net realized gain on investments	—		0.00 ^	—
Total Distributions	0.00		(0.54)	(0.13)

Net Asset Value, End of Period	$29.31		$35.27	$31.96

Total Return	(16.89	%) (2)	12.11%	28.41	% (2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$120,469		$125,373	$96,835
Ratio of expenses to average net assets	0.50	% (3)	0.50%	0.50	% (3)
Ratio of net investment income to average net assets	1.83	% (3)	1.68%	1.89	% (3)
Portfolio turnover rate (4)	30	% (2)	26%	6	% (2)

*	Commencement of operations on August 19, 2020.
^	Amount is less than $0.01 per share.
(1)	Per share amounts have been calculated using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited)

September 30, 2022

Note 1 – Organization

CornerCap Fundametrics® Large-Cap ETF (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. CornerCap Investment Counsel, Inc. (the “Adviser”) serves as the investment manager to the Fund. The inception date of the Fund was August 19, 2020. The investment objective of the Fund seeks long-term capital appreciation.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2022

When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under procedures approved by the Board.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value (“NAV”).

These investments are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$119,194,288	$—	$—	$119,194,288
Short-Term Investment	1,167,721	—	—	1,167,721
Total	$120,362,009	$—	$—	$120,362,009

See the Schedule of Investments for further detail of investment classifications.

(b)  Securities Transactions, Investment Income and Distributions – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The Advisor pays any Trust-level expenses allocated to the Fund.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2022

(c)   Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d)  Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended September 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)  REIT distributions – The character of distributions received from Real Estate Investment Trusts (‘’REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

Note 3 – Investment Management Agreement and Other Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.50%. Additionally, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Fund will bear the cost of, (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses connected with the execution of portfolio securities transactions, (iv) dividends and expenses associated with securities sold short, (v) non-routine expenses and fees, and (vi) expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2022

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Fund. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.

Note 4 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended September 30, 2022, were as follows:

Purchases	$47,838,796
Sales	$38,224,941

Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended September 30, 2022, were as follows:

Purchases In-Kind	$19,679,147
Sales In-Kind	$7,571,501

Note 5 – Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 6 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to September 30, 2022 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2022

Note 7 – Federal Income Tax Information

At March 31, 2022, the components of accumulated earnings for income tax purposes were as follows:

Tax Cost of Investments	$116,850,180
Unrealized Appreciation	13,614,883
Unrealized Depreciation	(4,458,923)
Net Unrealized Appreciation on Investments	9,155,960
Undistributed Ordinary Income	460,644
Other Accumulated Gain/(Loss)	(1,460,214)
Total Accumulated Earnings	$8,156,390

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2022, permanent differences in book and tax accounting have been reclassified to capital, and accumulated earnings as follows:

Accumulated Earnings	Paid In Capital
$ (14,338,165)	$ 14,338,165

The tax character of distributions paid during the six months ended September 30, 2022 and year ended March 31, 2022 were as follows:

Distributions Paid From:	Six Months Ended September 30, 2022	Year Ended March 31, 2022
Ordinary Income	$—	$1,686,383
Long Term Capital Gain	—	5,096
Total Distributions Paid	$—	$1,691,479

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of March 31, 2022, the Fund had no late-year or post-October losses.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2022

At March 31, 2022, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term
$ 1,460,214

CornerCap Fundametrics® Large-Cap ETF

Additional Information (Unaudited)

September 30, 2022

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-800-617-0004 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program. The Fund’s Board has designated a Liquidity Risk Committee (“Committee”) of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means.

The Fund’s Board reviewed a report prepared by the Committee regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No liquidity events impacting the Fund were noted in the report. In addition, the Committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.cornercapfunl-etf.com.

Approval of Investment Advisory Agreement

At a meeting held on August 25 and 26, 2022, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the investment advisory agreement (“Advisory Agreement”) with CornerCap Investment Counsel, Inc. (“Adviser”) for the CornerCap Fundametrics Large-Cap ETF (“Fund”).

Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement.

CornerCap Fundametrics® Large-Cap ETF

Additional Information (Unaudited)

September 30, 2022

This information formed the primary (but not exclusive) basis for the Board’s determinations. The information prepared specifically for the annual review of the Advisory Agreement supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Adviser; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained during their tenure on the Board governing the Fund and working with the Adviser in their review of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel without representatives from the Adviser present. In connection with their annual review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board also considered the Adviser’s resources and compliance structure, including information regarding its compliance program, chief compliance officer, and compliance record, and its disaster recovery/business continuity plan. The Board also considered the existing relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the year it met with representatives of the Adviser to discuss fund performance and investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

●	In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable composite of accounts managed by the Adviser. The Board considered that the Fund had outperformed relative to its peer group average/median, outperformed relative to its benchmark index, and performed in-line with its comparable composite for the one-year period as of June 30, 2022.

CornerCap Fundametrics® Large-Cap ETF

Additional Information (Unaudited)

September 30, 2022

●	The Trustees also reviewed the cost of the services, and the structure and level of advisory fees payable by the Fund, including a comparison of the fee to fees payable by a peer group of funds. The Board noted that the Fund has a unitary fee under which the Adviser pays all fees to its service providers. The Board noted that the Fund’s advisory fee and net expense ratio was lower than its peer group median/average. After reviewing the materials that were provided, the Trustees concluded that the fee to be received by the Adviser was fair and reasonable.

●	The Trustees considered whether, based on the asset size of the Fund, economies of scale had been achieved. The Board also considered the Adviser’s commitment to the unitary fee model would keep the net expense ratio of the Fund fixed. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

●	The Trustees considered the profitability of the Adviser from managing the Fund. In assessing the Adviser’s profitability, the Trustees reviewed the Adviser’s financial information that was provided in the materials and took into account both the direct and indirect benefits to The Adviser from managing the Fund. The Trustees concluded that the Adviser’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser

CornerCap Investment Counsel, Inc.

The Peachtree, Suite 1700, 1355 Peachtree Street NE

Atlanta, GA 30309

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Russell B. Simon
                    Russell B. Simon, President

Date         12/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
                    Russell B. Simon, President

Date       12/6/2022

By /s/ Eric T. McCormick
                   Eric T. McCormick, Treasurer

Date        12/7/2022